Revenue	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
REVENUES
18	REVENUE

	For the year ended December 31,
	2023	2024	2025	2025
	RM	RM	RM	Convenience Translation USD
Revenue from services	11,586,954	30,656,389	49,568,699	12,213,551
Revenue from tangible products	11,522,334	21,342,990	26,915,775	6,631,952
Revenue from rental of machinery	654	-	1,026,000	252,803
Revenue from others	1,182,239	-	-	-
Revenue from non-related parties	24,292,181	51,999,379	77,510,474	19,098,306

Revenue from related parties - services	2,241,230	-	-	-
Revenue from related parties - tangible products	2,747,238	-	-	-
Revenue from related parties	4,988,468	-	-	-

Total revenue	29,280,649	51,999,379	77,510,474	19,098,306

Revenue from services
Performance obligation satisfied over time
Subscription services	3,605,525	12,030,103	23,393,531	5,764,082
Software consultation and development services	2,865,215	5,678,947	8,593,264	2,117,350
Social media management services	2,782,963	4,817,229	6,344,672	1,563,305
Data management & analysis services	4,574,481	8,130,110	11,237,232	2,768,814
	13,828,184	30,656,389	49,568,699	12,213,551

Revenue from tangible products
Performance obligation satisfied at point in time
Food ordering kiosk with screen	7,405,006	9,999,245	16,483,810	4,061,553
Power bank charging station	6,864,566	11,343,745	10,431,965	2,570,399
	14,269,572	21,342,990	26,915,775	6,631,952

Revenue from rental of machinery
Performance obligation satisfied at point in time
Rental of power bank machine	654	-	-	-
Coffee Machine Kiosk Rental	-	-	1,026,000	252,803
	654	-	1,026,000	252,803

Revenue from others
Performance obligation satisfied at point in time
Food catering, restaurant and sales of foods	1,182,239	-	-	-

Total revenue	29,280,649	51,999,379	77,510,474	19,098,306

Transaction price allocated to remaining performance obligation

Management expects that the transaction price allocated to remaining unsatisfied (or partially unsatisfied) performance obligation as at December 31, 2024 and 2025 may be recognized as revenue in the next reporting periods as follows:

	2024	2025	2025
	RM	RM	Convenience Translation USD
Unsatisfied and partially unsatisfied performance obligation as at
December 31, 2024	2,691,244	—	—

Unsatisfied performance obligation solely consists of deferred revenue, money received for goods or services not yet delivered or performed.